CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash Flows from Operating Activities:
Net income	¥ 196,814	¥ 306,724	¥ 327,039
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	315,955	304,204	295,589
Principal payments received under net investment in leases	419,907	474,110	0
Provision for doubtful receivables and probable loan losses	0	24,425	22,525
Provision for Credit Losses	16,021	0	0
Equity in net (income) loss of affiliates (excluding interest on loans)	837	(65,764)	(29,674)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(23,300)	(74,001)	(33,314)
Bargain purchase gain	(4,966)	(955)	0
Gains on sales of securities other than trading	(15,228)	(18,886)	(10,182)
Gains on sales of operating lease assets	(26,358)	(51,072)	(62,883)
Write-downs of long-lived assets	3,020	3,043	2,418
Write-downs of securities	5,935	11,969	1,382
Deferred tax provision	25,518	14,890	(35,128)
Decrease in trading securities	12,103	63,681	95,370
(Increase) Decrease in inventories	(12,061)	11,938	6,852
(Increase) Decrease in trade notes, accounts and other receivable	(12,657)	12,348	(5,576)
Increase (Decrease) in trade notes, accounts and other payable	(1,947)	(3,853)	10,990
Increase in policy liabilities and policy account balances	230,947	70,120	10,109
Increase (Decrease) in income taxes payable	(11,045)	(33,318)	36,753
Other, net	(23,819)	(7,137)	(44,592)
Net cash provided by operating activities	1,095,676	1,042,466	587,678
Cash Flows from Investing Activities:
Purchases of lease equipment	(709,999)	(948,445)	(998,073)
Principal payments received under direct financing leases	0	0	469,262
Installment loans made to customers	(1,198,978)	(1,527,000)	(1,460,336)
Principal collected on installment loans	1,139,608	1,134,142	1,239,385
Proceeds from sales of operating lease assets	138,912	339,504	429,295
Investment in affiliates, net	(112,922)	(44,140)	(278,027)
Proceeds from sales of investment in affiliates	41,730	79,950	56,423
Purchases of available-for-sale debt securities	(709,349)	(711,973)	(556,213)
Proceeds from sales of available-for-sale debt securities	285,836	249,427	221,824
Proceeds from redemption of available-for-sale debt securities	31,859	82,754	73,156
Purchases of equity securities other than trading	(56,314)	(53,616)	(66,959)
Proceeds from sales of equity securities other than trading	30,532	34,145	83,261
Purchases of property under facility operations	(43,954)	(44,466)	(62,221)
Acquisitions of subsidiaries, net of cash acquired	(82,163)	(134,894)	(119,105)
Sales of subsidiaries, net of cash disposed	57,722	91,835	56,584
Other, net	(15,772)	(17,709)	37,793
Net cash used in investing activities	(1,203,252)	(1,470,486)	(873,951)
Cash Flows from Financing Activities:
Net decrease (increase) in debt with maturities of three months or less	(42,136)	16,182	(50,881)
Proceeds from debt with maturities longer than three months	1,171,350	924,779	1,123,923
Repayment of debt with maturities longer than three months	(1,013,937)	(832,881)	(932,676)
Net increase in deposits due to customers	85,737	304,182	169,830
Cash dividends paid to ORIX Corporation shareholders	(95,164)	(103,824)	(88,438)
Acquisition of treasury stock	(55,443)	(45,720)	(707)
Contribution from noncontrolling interests	24,487	23,994	22,760
Purchases of shares of subsidiaries from noncontrolling interests	(4,791)	(4,501)	(86,165)
Net decrease (increase) in call money	(17,500)	10,000	20,000
Other, net	(12,719)	(3,508)	(10,999)
Net cash provided by financing activities	39,884	288,703	166,647
Effect of Exchange Rate Changes on Cash, Cash Equivalents and Restricted Cash	11,983	(8,979)	(1,911)
Net decrease in Cash, Cash Equivalents and Restricted Cash	(55,709)	(148,296)	(121,537)
Cash, Cash Equivalents and Restricted Cash at Beginning of Year	1,135,284	1,283,580	1,405,117
Cash, Cash Equivalents and Restricted Cash at End of Year	¥ 1,079,575	¥ 1,135,284	¥ 1,283,580